Related party transactions - Summary of transactions with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Proceeds of shareholder loan	€ 124,924	€ 82,205	€ 99,513
Repayments of shareholder loan	8,127	11,055	108,286
Interest expenses	17,418	9,456	9,808
Royalty	5,599	5,448	1,673
Other service expenses	1,331	1,902	1,760
Received in advance	9,671	6,111
Borrowings	165,508	48,554
Other current liabilities	75,378	70,435
Other non-current liabilities	7,442	6,510
Fosun International Limited
Related party transactions
Proceeds of shareholder loan	120,744	18,465	66,531
Repayments of shareholder loan	1,845	3,220	106,418
Interest expenses	6,976	392	8,355
Borrowings	134,649	15,245
Other current liabilities	7,362	420
Other current assets	267	252
FPI (US) I LLC
Related party transactions
Proceeds of shareholder loan	2,866	1,845
Repayments of shareholder loan	287	1,845
Interest expenses	221	16
Borrowings	2,579
Other current liabilities	229
Shanghai Fosun High Technology Group Finance Co., Ltd.
Related party transactions
Proceeds of shareholder loan	1,314	829	4,053
Repayments of shareholder loan	843	3,803	1,691
Interest expenses	96	146	248
Borrowings	1,349	829
Other current liabilities	3	2
Meritz Securities Co., Ltd.
Related party transactions
Proceeds of shareholder loan		59,959	23,076
Repayments of shareholder loan	4,071	2,187
Proceeds of financing fund		36,541	24,022
Repayments of financing fund	18,274
Interest expenses	9,084	7,877	443
Borrowings	16,710	21,612
Other current liabilities	53,172	63,320
Fosun JoyGo (HK) Technology Limited
Related party transactions
Proceeds of shareholder loan		1,107
Repayments of shareholder loan	1,081
Interest expenses	2	4
Borrowings		1,081
Other current liabilities		5
Shanghai Fosun High Technology (Group) Co., Ltd.
Related party transactions
Proceeds of shareholder loan			5,853
Repayments of shareholder loan			177
Interest expenses	1,039	1,021	762
Borrowings	10,221	9,787
Other current liabilities	403	384
Other non-current liabilities	2,872	1,757
Shanghai Fosun Bund Property Co., Ltd.
Related party transactions
Rental expenses	166	1,143	1,201
Other current liabilities	2,114	1,837
Handsome Corporation
Related party transactions
Sales of goods	1,338	1,499	3,104
Royalty	2,795	3,143	1,498
Baozun Hong Kong Investment Limited
Related party transactions
Other service expenses	1,331	1,631	1,760
Other current liabilities	1,105	1,851
Fosun Holdings Limited
Related party transactions
Other service expenses		271
Other current liabilities	289	271
Itochu Corporation
Related party transactions
Royalty	2,804	2,305	€ 175
Purchase of trademarks		27,074
Received in advance		4,753
Other non-current liabilities	4,570	4,753
Shanghai Yu Garden Group and its subsidiaries
Related party transactions
Received in advance	9,671	1,358
Other current liabilities	9,671	1,358
Shanghai Fosun Industrial Investment Co., Ltd.
Related party transactions
Other current liabilities	€ 1,030	€ 987